Financial Instruments - Fair Value and Risk Management - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities, Including Levels in Fair Value Hierarchy (Detail)
R$ in Thousands, $ in Thousands
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents	$ 119,698	R$ 395,962	$ 33,647	R$ 111,304	R$ 249,064	R$ 242,372
Restricted cash, current and non-current portion	10,413	34,445		43,200
Trade accounts receivables	34,210	113,168		213,994
Due from related parties	4	12		17
Judicial deposits	32,320	106,914		71,817
Other assets, current and non-current portion	6,725	22,246		22,126
Trade accounts payable	(110,591)	(365,835)		(335,430)
Reverse factoring	(45,021)	(148,928)		(27,867)
Long-term debt	(86,448)	(285,971)		(387,382)
Accrued expenses	(36,386)	(120,366)		(122,048)
Other current liabilities	(9,376)	(31,017)		(33,331)
Other liabilities, current and non-current portion	(9,384)	(31,044)
Total	(84,460)	(279,397)		(443,600)
Level 2 [member]
Financial assets or liabilities, measured at fair value
Forward exchange contracts used for hedging				(186)
Total				(186)
Other financial liabilities [member]
Financial assets or liabilities, not measured at fair value
Reverse factoring	$ (6,703)	(22,173)
Carrying amount [member]
Financial assets or liabilities, measured at fair value
Forward exchange contracts used for hedging				(186)
Total				(186)
Carrying amount [member] | Other financial liabilities [member]
Financial assets or liabilities, not measured at fair value
Trade accounts payable		(365,835)		(335,430)
Reverse factoring		(148,928)		(27,867)
Long-term debt		(285,971)		(387,382)
Accrued expenses		(120,366)		(122,048)
Other current liabilities				(33,331)
Other liabilities, current and non-current portion		(31,044)
Total		(952,144)		(906,058)
Carrying amount [member] | Loans and receivables [member]
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents		395,962		111,304
Restricted cash, current and non-current portion		34,445		43,200
Trade accounts receivables		113,168		213,994
Due from related parties		12		17
Judicial deposits		106,914		71,817
Other assets, current and non-current portion		22,246		22,126
Total		R$ 672,747		462,458
Carrying amount [member] | Fair value [member]
Financial assets or liabilities, measured at fair value
Forward exchange contracts used for hedging				(186)
Total				R$ (186)